INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventory
	December 31,
	2012	2011

Raw materials	$12,552	$10,986
Work in process	2,250	1,772
Finished products	22,060	18,411

	$36,862	$31,169